UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07261

        Credit Suisse Trust
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          January 1, 2006 to March 31, 2006

Item 1. Schedule of Investments

Credit Suisse Trust - International Focus Portfolio
Schedule of Investments
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (96.9%)
Austria (1.1%)
Oil & Gas (1.1%)
OMV AG	15,112	$1,009,179

TOTAL AUSTRIA		1,009,179

Belgium (1.2%)
Beverages (1.2%)
InBev NV*	25,149	1,176,561

TOTAL BELGIUM		1,176,561

Brazil (0.5%)
Metal & Mining (0.5%)
Companhia Vale do Rio Doce ADR	10,513	510,196

TOTAL BRAZIL		510,196

Canada (1.2%)
Diversified Telecommunication Services (1.2%)
Rogers Communications, Inc. Class B§	30,500	1,164,731

TOTAL CANADA		1,164,731

Denmark (2.1%)
Pharmaceuticals (2.1%)
Novo Nordisk AS Series B*	32,150	1,996,881

TOTAL DENMARK		1,996,881

Egypt (1.5%)
Telecommunication (1.5%)
Orascom Telecom Holding SAE GDR	26,820	1,467,054

TOTAL EGYPT		1,467,054

France (13.9%)
Automobiles (1.1%)
Renault SA	10,100	1,068,812

Banks (2.5%)
Societe Generale§	16,251	2,431,687

Beverages (0.5%)
Pernod Ricard SA	2,495	476,742

Insurance (2.3%)
Axa§	62,890	2,196,622

Media (1.7%)
Lagardere S.C.A.§	21,362	1,661,331

Oil & Gas (2.3%)
Total SA§	8,319	2,190,088

Pharmaceuticals (1.1%)
Sanofi-Aventis§	10,881	1,030,375

Textiles & Apparel (2.4%)
LVMH Moet Hennessy Louis Vuitton SA§	23,533	2,296,977

TOTAL FRANCE		13,352,634

Germany (6.5%)
Aerospace & Defense (1.4%)
MTU Aero Engines Holding AG*	39,554	1,338,730

Auto Components (1.6%)
Continental AG	14,479	1,590,020

Banks (1.1%)
Bayerische Hypo-und Vereinsbank AG*§	32,818	1,079,067

Electric Utilities (1.5%)
E.ON AG	12,845	1,409,078

	Number of
	Shares	Value

COMMON STOCKS
Germany
Software (0.9%)
SAP AG	3,807	$824,221

TOTAL GERMANY		6,241,116

Greece (1.6%)
Diversified Telecommunication Services (1.6%)
Hellenic Telecommunications Organization SA (OTE)*	67,486	1,486,708

TOTAL GREECE		1,486,708

India (1.1%)
Diversified Telecommunication Services (1.1%)
Bharti Tele-Ventures, Ltd.*	113,978	1,052,194

TOTAL INDIA		1,052,194

Israel (1.0%)
Pharmaceuticals (1.0%)
Teva Pharmaceutical Industries, Ltd. ADR	22,700	934,786

TOTAL ISRAEL		934,786

Italy (3.9%)
Banks (2.9%)
SanPaolo IMI SpA*§	114,556	2,044,638
UniCredito Italiano SpA*	101,188	728,765

		2,773,403

Oil & Gas (1.0%)
Eni SpA§	33,404	949,844

TOTAL ITALY		3,723,247

Japan (21.7%)
Auto Components (1.1%)
Bridgestone Corp.	52,000	1,081,219

Banks (2.9%)
Bank of Yokohama, Ltd.	95,000	776,341
Mitsubishi UFJ Financial Group, Inc.	51	773,684
Mizuho Financial Group, Inc.	152	1,240,205

		2,790,230

Chemicals (3.7%)
Kuraray Company, Ltd.§	104,000	1,217,834
Shin-Etsu Chemical Company, Ltd.	44,000	2,380,383

		3,598,217

Diversified Financials (3.0%)
Daiwa Securities Group, Inc.	135,000	1,807,070
ORIX Corp.§	3,500	1,084,394

		2,891,464

Electronic Equipment & Instruments (1.7%)
Omron Corp.	55,500	1,586,302

Household Products (1.0%)
Uni-Charm Corp.§	19,300	945,702

Machinery (2.5%)
Komatsu, Ltd.§	126,000	2,397,236

Specialty Retail (2.6%)
Yamada Denki Company, Ltd.	21,200	2,446,236

Trading Companies & Distributors (3.2%)
Mitsubishi Corp.	136,500	3,104,655

TOTAL JAPAN		20,841,261

	Number of
	Shares	Value

COMMON STOCKS
Luxembourg (1.2%)
Energy Equipment & Services (1.2%)
Stolt Offshore SA*§	72,800	$1,128,198

TOTAL LUXEMBOURG		1,128,198

Mexico (1.3%)
Wireless Telecommunication Services (1.3%)
America Movil SA de CV ADR Series L	36,500	1,250,490

TOTAL MEXICO		1,250,490

Netherlands (4.0%)
Banks (2.6%)
ABN AMRO Holding NV	83,247	2,484,034

Food Products (1.4%)
Royal Numico NV*	30,570	1,348,955

TOTAL NETHERLANDS		3,832,989

Norway (1.2%)
Banks (1.2%)
DNB NOR ASA§	86,800	1,164,877

TOTAL NORWAY		1,164,877

Singapore (1.4%)
Banks (1.4%)
United Overseas Bank, Ltd.§	135,847	1,308,180

TOTAL SINGAPORE		1,308,180

South Korea (2.6%)
Machinery (1.6%)
Samsung Heavy Industries Company, Ltd.	85,020	1,518,713

Oil & Gas (1.0%)
S-Oil Corp.*	13,270	1,017,340

TOTAL SOUTH KOREA		2,536,053

Spain (1.0%)
Tobacco (1.0%)
Altadis SA*§	21,343	954,406

TOTAL SPAIN		954,406

Sweden (2.2%)
Communications Equipment (1.5%)
Telefonaktiebolaget LM Ericsson§	389,800	1,471,550

Machinery (0.7%)
Sandvik AB	11,250	663,988

TOTAL SWEDEN		2,135,538

Switzerland (4.5%)
Banks (2.6%)
UBS AG	23,030	2,524,765

Pharmaceuticals (1.9%)
Novartis AG§	32,286	1,787,036

TOTAL SWITZERLAND		4,311,801

Taiwan (1.4%)
Semiconductor Equipment & Products (1.4%)
MediaTek, Inc.	115,100	1,329,086

TOTAL TAIWAN		1,329,086

United Kingdom (18.8%)
Aerospace & Defense (0.7%)
BAE Systems PLC	94,200	685,633

	Number of
	Shares	Value

COMMON STOCKS
United Kingdom
Banks (4.5%)
Barclays PLC	83,960	$978,901
HSBC Holdings PLC	116,400	1,946,034
Royal Bank of Scotland Group PLC	42,152	1,368,326

		4,293,261

Beverages (1.4%)
SABMiller PLC	70,722	1,391,028

Commercial Services & Supplies (2.3%)
Capita Group PLC	125,608	999,086
Hays PLC	436,360	1,224,083

		2,223,169

Metal & Mining (2.1%)
BHP Billiton PLC	84,581	1,548,372
Vedanta Resources PLC	18,458	449,955

		1,998,327

Oil & Gas (2.1%)
BP PLC	177,433	2,037,383

Pharmaceuticals (2.8%)
AstraZeneca PLC	14,212	712,850
GlaxoSmithKline PLC	77,184	2,014,515

		2,727,365

Tobacco (1.4%)
Imperial Tobacco Group PLC	44,022	1,300,385

Wireless Telecommunication Services (1.5%)
Vodafone Group PLC	690,088	1,437,319

TOTAL UNITED KINGDOM		18,093,870

TOTAL COMMON STOCKS (Cost $66,839,923)		93,002,036

PREFERRED STOCK (0.6%)
Brazil (0.6%)
Metal & Mining (0.6%)
Companhia Vale do Rio Doce ADR (Cost $428,948)	13,400	579,282

SHORT-TERM INVESTMENTS (20.1%)
State Street Navigator Prime Fund§§	17,193,516	17,193,516
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 4/03/06	$ 2,095	2,095,000

TOTAL SHORT-TERM INVESTMENTS (Cost $19,288,516)		19,288,516

TOTAL INVESTMENTS AT VALUE (117.6%) (Cost $86,557,387)		112,869,834

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.6%)		(16,861,641)

NET ASSETS (100.0%)		$96,008,193

INVESTMENT ABBREVIATIONS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $86,557,387, $26,539,440, $(226,993) and $26,312,447, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Small Cap Growth Portfolio
Schedule of Investments
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (92.6%)
Agriculture (1.4%)
Delta and Pine Land Co.§	277,600	$8,372,416

Banks (1.9%)
Boston Private Financial Holdings, Inc.§	228,500	7,721,015
UCBH Holdings, Inc.§	186,800	3,534,256

		11,255,271

Biotechnology (2.0%)
LifeCell Corp.*§	345,400	7,788,770
Martek Biosciences Corp.*§	129,000	4,235,070

		12,023,840

Chemicals (1.5%)
Airgas, Inc.	230,400	9,006,336

Commercial Services & Supplies (3.1%)
Huron Consulting Group, Inc.*	157,100	4,758,559
Kforce, Inc.*§	535,300	6,825,075
Universal Technical Institute, Inc.*§	230,300	6,932,030

		18,515,664

Communications Equipment (3.4%)
Ixia*§	485,100	6,917,526
Kanbay International, Inc.*§	365,600	5,579,056
Symmetricom, Inc.*§	968,700	8,282,385

		20,778,967

Computers & Peripherals (0.0%)
Mercury Computer Systems, Inc.*§	1,000	16,200

Distribution & Wholesale (2.0%)
Beacon Roofing Supply, Inc.*§	297,700	12,098,528

Diversified Financials (4.6%)
Affiliated Managers Group, Inc.*§	133,550	14,237,766
National Financial Partners Corp.§	116,300	6,573,276
Texas Capital Bancshares, Inc.*§	298,900	7,173,600

		27,984,642

Electronic Equipment & Instruments (1.1%)
FLIR Systems, Inc.*§	226,200	6,426,342

Energy Equipment & Services (2.0%)
Hornbeck Offshore Services, Inc.*§	154,100	5,558,387
Newpark Resources, Inc.*§	791,000	6,486,200

		12,044,587

Food Products (1.0%)
Peet's Coffee & Tea, Inc.*§	203,900	6,117,000

Healthcare Equipment & Supplies (5.1%)
ArthroCare Corp.*§	129,200	6,178,344
Haemonetics Corp.*§	200,600	10,184,462
Immucor, Inc.*§	236,400	6,782,316
Integra LifeSciences Holdings.*§	149,900	6,142,902
IntraLase Corp.*§	62,700	1,454,640

		30,742,664

Healthcare Providers & Services (9.6%)
Advisory Board Co.*§	182,100	10,155,717
Centene Corp.*§	250,600	7,310,002
Gentiva Health Services, Inc.*§	342,700	6,240,567

Credit Suisse Trust - Small Cap Growth Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Healthcare Providers & Services
LifePoint Hospitals, Inc.*§	148,300	$4,612,130
Matria Healthcare, Inc.*§	155,321	5,895,985
PSS World Medical, Inc.*§	378,100	7,293,549
Psychiatric Solutions, Inc.*§	92,000	3,047,960
Sunrise Senior Living, Inc.*§	192,400	7,497,828
United Surgical Partners International, Inc.*§	162,350	5,748,814

		57,802,552

Hotels, Restaurants & Leisure (7.1%)
Aztar Corp.*	142,400	5,979,376
California Pizza Kitchen, Inc.*§	126,200	4,095,190
Carmike Cinemas, Inc.§	269,500	6,503,035
Great Wolf Resorts, Inc.*§	491,300	5,694,167
Orient-Express Hotels, Ltd. Class A§	243,500	9,552,505
Shuffle Master, Inc.*§	314,300	11,233,082

		43,057,355

Household Durables (0.5%)
Knoll, Inc.	154,100	3,285,412

Industrial Conglomerates (1.1%)
Chemed Corp.§	112,200	6,657,948

Internet Software & Services (10.8%)
Allscripts Heathcare Solutions, Inc.*§	330,056	6,043,326
Chordiant Software, Inc.*§	1,686,300	5,885,187
CNET Networks, Inc.*§	500,500	7,112,105
Digitas, Inc.*§	508,700	7,325,280
Jupitermedia Corp.*§	318,900	5,733,822
MatrixOne, Inc.*§	1,531,488	10,965,454
Openwave Systems, Inc.*	545,066	11,762,524
Opsware, Inc.*§	1,194,583	10,237,576

		65,065,274

IT Consulting & Services (1.4%)
Redback Networks, Inc.*§	143,000	3,101,670
TNS, Inc.*§	244,900	5,186,982

		8,288,652

Leisure Equipment & Products (1.8%)
RC2 Corp.*§	268,300	10,681,023

Machinery (1.7%)
Kennametal, Inc.	167,300	10,228,722

Media (2.0%)
Lions Gate Entertainment Corp.*§	1,187,700	12,055,155

Oil & Gas (5.5%)
Comstock Resources, Inc.*§	234,700	6,968,243
Denbury Resources, Inc.*§	355,800	11,268,186
EXCO Resources, Inc.*	27,700	347,081
KCS Energy, Inc.*§	118,000	3,068,000
W&T Offshore, Inc.§	295,800	11,923,698

		33,575,208

Pharmaceuticals (3.4%)
Adolor Corp.*§	204,900	4,876,620
DOV Pharmaceutical, Inc.*§	196,600	3,141,668
Durect Corp.*§	575,600	3,660,816
Medicines Co.*§	151,000	3,106,070
Nektar Therapeutics*§	31,200	635,856

Credit Suisse Trust - Small Cap Growth Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Pharmaceuticals
Taro Pharmaceutical Industries, Ltd.*	374,400	$5,219,136

		20,640,166

Semiconductor Equipment & Products (6.5%)
FormFactor, Inc.*§	219,500	8,630,740
Integrated Device Technology, Inc.*§	494,900	7,354,214
Photronics, Inc.*§	423,700	7,948,612
Tessera Technologies, Inc.*§	470,600	15,096,848

		39,030,414

Software (6.2%)
Cognos, Inc.*§	193,700	7,534,930
Gravity Company, Ltd. ADR*§	258,000	2,309,100
Open Solutions, Inc.*§	317,200	8,662,732
Take-Two Interactive Software, Inc.*	219,000	4,086,540
THQ, Inc.*§	244,050	6,318,454
VeriFone Holdings, Inc.*§	192,500	5,830,825
Verint Systems, Inc.*§	85,400	3,020,598

		37,763,179

Specialty Retail (3.7%)
Aaron Rents, Inc.§	268,000	7,281,560
Children's Place Retail Stores, Inc.*§	120,300	6,965,370
Cost Plus, Inc.*§	150,100	2,566,710
Hot Topic, Inc.*§	405,100	5,873,950

		22,687,590

Textiles & Apparel (0.9%)
dELiA*s, Inc.§	573,036	5,352,156

Wireless Telecommunication Services (1.3%)
NTELOS Holdings Corp.*§	582,500	8,160,825

TOTAL COMMON STOCKS (Cost $450,485,206)		559,714,088

SHORT-TERM INVESTMENTS (35.3%)
State Street Navigator Prime Fund§§	170,544,868	170,544,868
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 4/03/06	$ 42,463	42,463,000

TOTAL SHORT-TERM INVESTMENTS (Cost $213,007,868)		213,007,868

TOTAL INVESTMENTS AT VALUE (127.9%) (Cost $663,493,074)		772,721,956

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.9%)		(168,365,186)

NET ASSETS (100.0%)		$604,356,770

Credit Suisse Trust - Small Cap Growth Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

INVESTMENT ABBREVIATION
ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $663,493,074, $133,452,755, $(24,223,873) and $109,228,882, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Global Small Cap Portfolio
Schedule of Investments
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (89.6%)
Australia (3.7%)
Chemicals (0.3%)
Nufarm, Ltd.	58,000	$446,032

Commercial Services & Supplies (0.4%)
Downer EDI, Ltd.	100,000	631,057

Distribution & Wholesale (0.3%)
Metcash, Ltd.	145,000	461,344

Diversified Financials (0.9%)
Australian Infrastructure Fund	256,000	422,774
Babcock & Brown Infrastructure Group§	419,192	482,163
ConnectEast Group	480,000	424,407

		1,329,344

Healthcare Providers & Services (0.3%)
DCA Group, Ltd.§	155,000	405,603

Machinery (1.1%)
Bradken, Ltd.	449,431	1,630,980

Media (0.4%)
STW Communications Group, Ltd.§	205,000	496,003

TOTAL AUSTRALIA		5,400,363

Belgium (0.9%)
Healthcare Equipment & Supplies (0.9%)
Omega Pharma SA	19,950	1,221,545

TOTAL BELGIUM		1,221,545

Bermuda (2.0%)
Diversified Financials (1.0%)
Assured Guaranty, Ltd.	54,700	1,367,500

Hotels, Restaurants & Leisure (1.0%)
Orient-Express Hotels, Ltd. Class A	37,100	1,455,433

TOTAL BERMUDA		2,822,933

Canada (0.2%)
Specialty Retail (0.2%)
Gildan Activewear, Inc. Class A*	6,600	313,632

TOTAL CANADA		313,632

China (3.6%)
Airlines (1.3%)
Air China, Ltd. Series H*	4,940,000	1,905,137

Communications Equipment (1.0%)
ZTE Corp. Series H	352,800	1,435,041

Internet Software & Services (1.3%)
Netease.com, Inc. ADR*§	54,600	1,339,884
Shanda Interactive Entertainment, Ltd. ADR*§	37,095	532,313

		1,872,197

TOTAL CHINA		5,212,375

Denmark (0.9%)
Household Durables (0.9%)
Bang & Olufsen AS B Shares§	11,600	1,340,186

TOTAL DENMARK		1,340,186

Finland (0.6%)
Communications Equipment (0.6%)
Elcoteq Network Class A§	40,850	913,133

TOTAL FINLAND		913,133

Credit Suisse Trust - Global Small Cap Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
France (2.7%)
Computers & Peripherals (0.9%)
Gemplus International SA*§	427,500	$1,319,444

Hotels, Restaurants & Leisure (0.7%)
Elior§	64,500	996,756

Real Estate (1.1%)
Nexity	23,650	1,621,486

TOTAL FRANCE		3,937,686

Germany (6.1%)
Building Products (1.0%)
Pfleiderer AG*	57,300	1,485,951

Commercial Services & Supplies (0.6%)
CeWe Color Holding AG	28,500	909,827

Diversified Financials (1.0%)
AWD Holding AG	44,000	1,496,540

Energy Equipment & Services (0.3%)
Q-Cells AG*	4,737	439,661

Machinery (1.2%)
IWKA AG	58,000	1,683,328

Real Estate (1.1%)
Vivacon AG*	35,000	1,512,241

Specialty Retail (0.9%)
Fielmann AG*§	15,300	1,314,764

TOTAL GERMANY		8,842,312

Israel (0.8%)
Internet Software & Services (0.8%)
Check Point Software Technologies, Ltd.*	57,200	1,145,144

TOTAL ISRAEL		1,145,144

Japan (11.1%)
Chemicals (1.6%)
Kuraray Company, Ltd.§	194,000	2,271,728

Diversified Financials (3.2%)
Asset Managers Company, Ltd.	410	1,126,609
Creed Corp.	240	1,090,898
Nissin Company, Ltd.§	1,340,000	1,466,184
RHJ International*	39,909	944,075

		4,627,766

Electronic Equipment & Instruments (1.8%)
NIDEC Corp.§	31,800	2,595,300

Hotels, Restaurants & Leisure (2.2%)
Round One Corp.§	694	3,233,927

Media (1.2%)
USEN Corp.§	71,000	1,685,926

Specialty Retail (1.1%)
USS Company, Ltd.	23,250	1,578,579

TOTAL JAPAN		15,993,226

Netherlands (1.2%)
Semiconductor Equipment & Products (1.2%)
ASM International NV*	84,000	1,686,409

TOTAL NETHERLANDS		1,686,409

Norway (1.8%)
Electronic Equipment & Instruments (0.9%)
Tandberg ASA§	138,730	1,248,303

Credit Suisse Trust - Global Small Cap Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Norway
Machinery (0.9%)
Tomra Systems ASA§	172,000	$1,370,313

TOTAL NORWAY		2,618,616

South Korea (2.3%)
Machinery (2.1%)
Samsung Heavy Industries Company, Ltd.	167,700	2,995,626

Software (0.2%)
Gravity Company, Ltd. ADR*§	39,400	352,630

TOTAL SOUTH KOREA		3,348,256

Sweden (3.2%)
Commercial Services & Supplies (0.7%)
Observer AB	216,000	984,127

Healthcare Equipment & Supplies (0.8%)
Getinge AB Class B	77,200	1,246,788

Machinery (1.7%)
Alfa Laval AB§	90,000	2,417,080

TOTAL SWEDEN		4,647,995

Switzerland (1.6%)
Biotechnology (0.5%)
Actelion, Ltd.*§	7,740	766,029

Machinery (1.1%)
Georg Fischer AG*	3,420	1,518,223

TOTAL SWITZERLAND		2,284,252

Taiwan (0.8%)
Electronic Equipment & Instruments (0.8%)
AU Optronics Corp. ADR§	76,191	1,136,008

TOTAL TAIWAN		1,136,008

United Kingdom (6.9%)
Commercial Services & Supplies (2.5%)
Enterprise PLC	140,000	1,080,875
Michael Page International PLC	200,000	1,180,462
Serco Group PLC	240,000	1,308,390

		3,569,727

Diversified Financials (0.8%)
Melrose PLC*	400,000	1,149,233

Electronic Equipment & Instruments (0.8%)
Laird Group PLC	144,419	1,116,176

Industrial Conglomerates (0.4%)
Synergy Healthcare PLC	81,215	653,880

Insurance (1.1%)
Admiral Group PLC	150,000	1,631,182

Software (0.8%)
Sage Group PLC	250,000	1,190,676

Specialty Retail (0.5%)
Halfords Group PLC	125,000	731,886

TOTAL UNITED KINGDOM		10,042,760

United States (39.2%)
Commercial Services & Supplies (1.7%)
American Ecology Corp§	47,200	961,936
Watson Wyatt Worldwide, Inc. Class A§	47,200	1,537,776

		2,499,712

Credit Suisse Trust - Global Small Cap Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
United States
Communications Equipment (0.8%)
Kanbay International, Inc.*§	77,800	$1,187,228

Computers & Peripherals (0.7%)
Mercury Computer Systems, Inc.*	63,000	1,020,600

Distribution & Wholesale (1.4%)
Beacon Roofing Supply, Inc.*§	49,200	1,999,488

Diversified Financials (1.9%)
Affiliated Managers Group, Inc.*§	25,700	2,739,877

Energy Equipment & Services (2.6%)
Hornbeck Offshore Services, Inc.*§	61,100	2,203,877
Unit Corp.*	28,700	1,600,025

		3,803,902

Food Products (0.9%)
Herbalife, Ltd.*	37,400	1,262,998

Healthcare Equipment & Supplies (0.8%)
Immucor, Inc.*§	41,700	1,196,373

Healthcare Providers & Services (5.4%)
Centene Corp.*§	69,000	2,012,730
Pediatrix Medical Group, Inc.*§	16,500	1,693,560
Psychiatric Solutions, Inc.*§	48,352	1,601,902
United Surgical Partners International, Inc.*§	42,950	1,520,859
WellCare Health Plans, Inc.*	21,100	958,784

		7,787,835

Hotels, Restaurants & Leisure (0.5%)
California Pizza Kitchen, Inc.*	22,100	717,145

Household Durables (1.4%)
Knoll, Inc.	92,600	1,974,232

Insurance (1.2%)
Hanover Insurance Group, Inc.	33,300	1,745,586

Internet Software & Services (3.2%)
Allscripts Heathcare Solutions, Inc.*	69,100	1,265,221
Digitas, Inc.*	118,300	1,703,520
Openwave Systems, Inc.*	73,300	1,581,814

		4,550,555

IT Consulting & Services (1.0%)
SI International, Inc.*§	42,800	1,504,420

Leisure Equipment & Products (1.4%)
RC2 Corp.*§	51,300	2,042,253

Machinery (1.9%)
NACCO Industries, Inc. Class A§	17,500	2,694,300

Oil & Gas (2.5%)
Comstock Resources, Inc.*	47,100	1,398,399
W&T Offshore, Inc.§	55,600	2,241,236

		3,639,635

Real Estate (0.8%)
HouseValues, Inc.*	146,600	1,207,984

Semiconductor Equipment & Products (4.4%)
FormFactor, Inc.*§	44,400	1,745,808
Integrated Device Technology, Inc.*	90,400	1,343,344
Photronics, Inc.*§	86,600	1,624,616
Tessera Technologies, Inc.*§	52,200	1,674,576

		6,388,344

Software (2.9%)
Take-Two Interactive Software, Inc.*	100,700	1,879,062
THQ, Inc.*§	37,650	974,759

Credit Suisse Trust - Global Small Cap Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
United States
Software
Verint Systems, Inc.*§	36,000	$1,273,320

		4,127,141

Specialty Retail (1.8%)
Hot Topic, Inc.*§	139,000	2,015,500
Shoe Pavilion, Inc.*	69,700	618,239

		2,633,739

TOTAL UNITED STATES		56,723,347

TOTAL COMMON STOCKS (Cost $97,214,172)		129,630,178

PREFERRED STOCK (1.2%)
Germany (1.2%)
Healthcare Equipment & Supplies (1.2%)
Draegerwerk AG (Cost $1,540,403)	26,000	1,702,470

RIGHTS (0.1%)
Germany (0.0%)
Building Products (0.0%)
Pfleiderer AG strike price € 19.30, expires 04/11/06*	57,300	35,364

TOTAL GERMANY		35,364

United Kingdom (0.1%)
Electronic Equipment & Instruments (0.1%)
Laird Group PLC strike price GBP 325.00, expires 04/07/06*	33,980	72,054

TOTAL UNITED KINGDOM		72,054

TOTAL RIGHTS (Cost $0)		107,418

LIMITED PARTNERSHIPS (2.0%)
United States (2.0%)
Venture Capital (2.0%)
Austin Ventures VIII L.P.*††	390,001	330,584
CVC European Equity III L.P.*††	914,411	724,071
Madison Dearborn Capital Partners IV L.P.*††	826,386	855,729
Oak Investment Partners X L.P.*††	1,272,282	968,149

TOTAL LIMITED PARTNERSHIPS (Cost $2,515,012)		2,878,533

SHORT-TERM INVESTMENTS (32.5%)
State Street Navigator Prime Fund§§	39,153,479	39,153,479
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 4/03/06	$ 7,901	7,901,000

TOTAL SHORT-TERM INVESTMENTS (Cost $47,054,479)		47,054,479

TOTAL INVESTMENTS AT VALUE (125.4%) (Cost $148,324,066)		181,373,078

LIABILITIES IN EXCESS OF OTHER ASSETS (-25.4%)		(36,723,141)

NET ASSETS (100.0%)		$144,649,937

Credit Suisse Trust - Global Small Cap Portfolio Schedule of Investments (continued) March 31, 2006 (unaudited)

INVESTMENT ABBREVIATION
ADR = American Depositary Receipt

*	Non-income producing security.
††	Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio initially values its investments in private-equity portfolios (“Private Funds”) at the amount invested in the Private Funds, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC (“Credit Suisse”) determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Portfolio are valued at their “fair values” using procedures approved by the Board of Trustees. Credit Suisse shall review daily the Portfolio’s fair valued securities.

Restricted Securities – Certain investments of the Portfolio are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio does not have the right to demand that such securities be registered.

		Number					Percentage
	Security	of	Acquisition		Fair	Value per	of	Distributions	Open
Security	Type	Shares	Date	Cost	Value	Share	Net Assets	Received	Commitments

Austin Ventures VIII L.P.	Ltd. Partnership	390,001	7/13/01	$327,222	$330,584	$0.85	0.23%	$53,755	$163,332
CVC European Equity
III L.P.	Ltd. Partnership	914,411	9/04/01	535,315	724,071	0.79	0.51%	809,780	85,589
Madison Dearborn
Capital Partners IV L.P.	Ltd. Partnership	826,386	4/02/01	660,915	855,729	1.04	0.59%	278,860	173,614
Oak Investment
Partners X L.P.	Ltd. Partnership	1,272,282	1/18/01	991,560	968,149	0.76	0.67%	309,775	227,718

				$2,515,012	$2,878,533		2.00%	$1,452,170	$650,253

Federal Income Tax Cost – At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $148,324,066, $34,820,428, $(1,771,416) and $33,049,012, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Large Cap Value Portfolio
Schedule of Investments
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (98.1%)
Aerospace & Defense (5.9%)
L-3 Communications Holdings, Inc.	13,800	$1,183,902
Precision Castparts Corp.	11,500	683,100
United Technologies Corp.	27,500	1,594,175

		3,461,177

Banks (13.4%)
Bank of America Corp.	52,570	2,394,038
Bank of New York Company, Inc.	25,700	926,228
Hudson City Bancorp, Inc.§	47,665	633,468
Mercantile Bankshares Corp.	19,850	763,232
North Fork Bancorporation, Inc.	13,400	386,322
U.S. Bancorp	29,300	893,650
Wells Fargo & Co.	29,000	1,852,230

		7,849,168

Beverages (1.0%)
Coca-Cola Co.	14,300	598,741

Building Products (1.7%)
American Standard Companies, Inc.	22,600	968,636

Chemicals (0.7%)
Du Pont (E. I.) de Nemours & Co.	10,300	434,763

Communications Equipment (1.2%)
Motorola, Inc.	31,800	728,538

Computers & Peripherals (2.8%)
Dell, Inc.*	9,600	285,696
International Business Machines Corp.	16,600	1,369,002

		1,654,698

Diversified Financials (10.3%)
American Express Co.	6,700	352,085
Capital One Financial Corp.	10,000	805,200
Citigroup, Inc.	35,800	1,690,834
Freddie Mac	9,100	555,100
Lehman Brothers Holdings, Inc.	6,100	881,633
Morgan Stanley	17,100	1,074,222
SLM Corp.	13,100	680,414

		6,039,488

Diversified Telecommunication Services (4.3%)
ALLTEL Corp.	12,800	828,800
AT&T, Inc.	39,500	1,068,080
Sprint Nextel Corp.	23,400	604,656

		2,501,536

Electric Utilities (2.7%)
Dominion Resources, Inc.	4,900	338,247
Exelon Corp.	12,800	677,120
Mirant Corp.*§	19,500	487,500
TXU Corp.	2,400	107,424

		1,610,291

Electrical Equipment (1.2%)
Emerson Electric Co.	8,100	677,403

Energy Equipment & Services (2.7%)
Halliburton Co.	11,200	817,824
Weatherford International, Ltd.*	16,700	764,025

		1,581,849

Credit Suisse Trust - Large Cap Value Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Food & Drug Retailing (1.3%)
CVS Corp.	25,500	$761,685

Food Products (1.7%)
Kellogg Co.	22,400	986,496

Healthcare Providers & Services (2.8%)
Aetna, Inc.	32,800	1,611,792

Hotels, Restaurants & Leisure (0.5%)
McDonald's Corp.	8,500	292,060

Household Products (1.3%)
Procter & Gamble Co.	13,000	749,060

Industrial Conglomerates (2.6%)
General Electric Co.	44,500	1,547,710

Insurance (6.0%)
Allstate Corp.	13,900	724,329
Hartford Financial Services Group, Inc.	20,300	1,635,165
St. Paul Travelers Companies, Inc.	27,000	1,128,330

		3,487,824

Machinery (1.8%)
Deere & Co.	13,400	1,059,270

Media (0.9%)
Time Warner, Inc.	32,700	549,033

Multiline Retail (3.2%)
Federated Department Stores, Inc.	6,000	438,000
J.C. Penney Company, Inc.	9,600	579,936
Kohl's Corp.*	15,600	826,956

		1,844,892

Oil & Gas (11.8%)
Apache Corp.	6,200	406,162
Chevron Corp.	32,500	1,884,025
ConocoPhillips	10,104	638,068
Exxon Mobil Corp.	33,600	2,044,896
Newfield Exploration Co.*	21,700	909,230
Noble Energy, Inc.	13,900	610,488
Range Resources Corp.§	15,600	426,036

		6,918,905

Personal Products (1.0%)
Alberto-Culver Co.	12,800	566,144

Pharmaceuticals (6.8%)
Johnson & Johnson	23,000	1,362,060
Pfizer, Inc.	68,200	1,699,544
Wyeth	19,200	931,584

		3,993,188

Real Estate (0.5%)
Liberty Property Trust§	6,200	292,392

Semiconductor Equipment & Products (0.7%)
Applied Materials, Inc.	22,100	386,971

Software (1.6%)
Microsoft Corp.	33,500	911,535

Specialty Retail (3.3%)
Abercrombie & Fitch Co Class A	5,200	303,160
Home Depot, Inc.	23,800	1,006,740

Credit Suisse Trust - Large Cap Value Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Specialty Retail
Office Depot, Inc.*	16,100	$599,564

		1,909,464

Tobacco (2.4%)
Altria Group, Inc.	19,800	1,403,028

TOTAL COMMON STOCKS (Cost $49,681,738)		57,377,737

SHORT-TERM INVESTMENTS (4.1%)
State Street Navigator Prime Fund§§	1,280,225	1,280,225

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 4/03/06	$ 1,141	1,141,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,421,225)		2,421,225

TOTAL INVESTMENTS AT VALUE (102.2%) (Cost $52,102,963)		59,798,962

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%)		(1,276,487)

NET ASSETS (100.0%)		$58,522,475

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $52,102,963, $8,197,358, $(501,359) and $7,695,999, respectively.

Other information regarding the Portfolio is available in the Portfolio's most recent Report to Shareholders. This information is also available on the Portfolio's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Trust - Blue Chip Portfolio
Schedule of Investments
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (94.5%)
Aerospace & Defense (2.5%)
Boeing Co.	500	$38,965
Goodrich Corp.	900	39,249
Lockheed Martin Corp.	1,100	82,643
Northrop Grumman Corp.	1,200	81,948
Rockwell Collins, Inc.	300	16,905
United Technologies Corp.	600	34,782

		294,492

Air Freight & Couriers (0.9%)
FedEx Corp.	600	67,764
United Parcel Service, Inc. Class B	500	39,690

		107,454

Banks (5.8%)
Bank of America Corp.	3,500	159,390
Bank of New York Company, Inc.	1,000	36,040
Northern Trust Corp.	1,200	63,000
Synovus Financial Corp.	2,300	62,307
U.S. Bancorp	3,600	109,800
Wachovia Corp.	1,500	84,075
Wells Fargo & Co.	1,500	95,805
Zions Bancorp	800	66,184

		676,601

Beverages (2.0%)
Coca-Cola Co.	1,200	50,244
Constellation Brands, Inc. Class A*	2,100	52,605
Pepsi Bottling Group, Inc.	1,800	54,702
PepsiCo, Inc.	1,400	80,906

		238,457

Biotechnology (1.1%)
Amgen, Inc.*	1,100	80,025
Gilead Sciences, Inc.*	500	31,110
Kos Pharmaceuticals, Inc.*	400	19,108

		130,243

Chemicals (1.1%)
Dow Chemical Co.	2,200	89,320
PPG Industries, Inc.	700	44,345

		133,665

Commercial Services & Supplies (1.0%)
Fiserv, Inc.*	1,300	55,315
Global Payments, Inc.	300	15,903
R. R. Donnelley & Sons Co.	1,500	49,080

		120,298

Communications Equipment (2.6%)
ADTRAN, Inc.	1,100	28,798
Cisco Systems, Inc.*	8,700	188,529
Motorola, Inc.	2,400	54,984
QUALCOMM, Inc.	600	30,366

		302,677

Computers & Peripherals (4.0%)
Apple Computer, Inc.*	300	18,816
Dell, Inc.*	2,300	68,448
EMC Corp.*	5,400	73,602
Hewlett-Packard Co.	1,900	62,510
International Business Machines Corp.	2,200	181,434

Credit Suisse Trust - Blue Chip Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Computers & Peripherals
NVIDIA Corp.*	200	$11,452
Seagate Technology*	2,100	55,293

		471,555

Diversified Financials (8.6%)
American Express Co.	200	10,510
Ameriprise Financial, Inc.	1,100	49,566
Capital One Financial Corp.	900	72,468
Charles Schwab Corp.	2,500	43,025
CIT Group, Inc.	1,200	64,224
Citigroup, Inc.	5,900	278,657
Countrywide Financial Corp.	2,100	77,070
Goldman Sachs Group, Inc.	900	141,264
JPMorgan Chase & Co.	2,400	99,936
Lehman Brothers Holdings, Inc.	600	86,718
Merrill Lynch & Company, Inc.	400	31,504
Morgan Stanley	700	43,974

		998,916

Diversified Telecommunication Services (2.5%)
AT&T, Inc.	2,300	62,192
BellSouth Corp.	3,500	121,275
Sprint Nextel Corp.	1,200	31,008
Verizon Communications, Inc.	2,100	71,526

		286,001

Electric Utilities (2.5%)
CenterPoint Energy, Inc.	4,300	51,299
Constellation Energy Group, Inc.	900	49,239
DTE Energy Co.	1,400	56,126
Edison International	1,500	61,770
FirstEnergy Corp.	1,400	68,460

		286,894

Electrical Equipment (0.2%)
Energizer Holdings, Inc.*	400	21,200

Electronic Equipment & Instruments (1.1%)
Jabil Circuit, Inc.*	1,500	64,290
PerkinElmer, Inc.	1,300	30,511
Thermo Electron Corp.*	900	33,381

		128,182

Energy Equipment & Services (1.7%)
BJ Services Co.	1,000	34,600
Nabors Industries, Ltd.*	1,000	71,580
Rowan Companies, Inc.	900	39,564
Schlumberger, Ltd.	300	37,971
Tidewater, Inc.	200	11,046

		194,761

Food & Drug Retailing (0.4%)
SUPERVALU, Inc.	1,700	52,394

Food Products (0.6%)
General Mills, Inc.	1,400	70,952

Healthcare Equipment & Supplies (2.0%)
Bausch & Lomb, Inc.	800	50,960
Becton, Dickinson and Co.	1,200	73,896
C. R. Bard, Inc.	400	27,124
Dade Behring Holdings, Inc.	300	10,713
Medtronic, Inc.	700	35,525

Credit Suisse Trust - Blue Chip Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Healthcare Equipment & Supplies
Zimmer Holdings, Inc.*	600	$40,560

		238,778

Healthcare Providers & Services (4.1%)
Aetna, Inc.	1,600	78,624
CIGNA Corp.	500	65,310
Coventry Health Care, Inc.*	800	43,184
Humana, Inc.*	700	36,855
McKesson Corp.	1,400	72,982
UnitedHealth Group, Inc.	1,340	74,852
WellPoint, Inc.*	1,400	108,402

		480,209

Hotels, Restaurants & Leisure (0.3%)
Darden Restaurants, Inc.	800	32,824

Household Durables (1.9%)
Black & Decker Corp.	600	52,134
D.R. Horton, Inc.	800	26,576
KB HOME	400	25,992
Lennar Corp. Class A	900	54,342
Whirlpool Corp.	700	64,029

		223,073

Household Products (1.4%)
Kimberly-Clark Corp.	400	23,120
Procter & Gamble Co.	2,400	138,288

		161,408

Industrial Conglomerates (3.5%)
3M Co.	700	52,983
General Electric Co.	8,500	295,630
Reynolds American, Inc.	500	52,750
Tyco International, Ltd.	400	10,752

		412,115

Insurance (6.8%)
ACE, Ltd.	1,300	67,613
Allstate Corp.	800	41,688
Ambac Financial Group, Inc.	200	15,920
American International Group, Inc.	1,800	118,962
Genworth Financial, Inc. Class A	2,000	66,860
Hartford Financial Services Group, Inc.	900	72,495
Leucadia National Corp.	700	41,762
Loews Corp.	700	70,840
Metlife, Inc.	1,100	53,207
Prudential Financial, Inc.	1,200	90,972
Reinsurance Group of America, Inc.	800	37,832
SAFECO Corp.	600	30,126
St. Paul Travelers Companies, Inc.	2,000	83,580

		791,857

Internet Software & Services (0.2%)
McAfee, Inc.*	800	19,464

IT Consulting & Services (0.6%)
Computer Sciences Corp.*	1,200	66,660

Leisure Equipment & Products (1.0%)
Brunswick Corp.	1,400	54,404
Hasbro, Inc.	2,700	56,970

		111,374

Credit Suisse Trust - Blue Chip Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Machinery (2.3%)
Cummins, Inc.	600	$63,060
Danaher Corp.	300	19,065
Dover Corp.	700	33,992
Eaton Corp.	500	36,485
Ingersoll-Rand Company, Ltd. Class A	400	16,716
ITT Industries, Inc.	600	33,732
Navistar International Corp.*	800	22,064
Parker Hannifin Corp.	500	40,305

		265,419

Media (1.4%)
CBS Corp. Class B	2,500	59,950
Comcast Corp. Class A*	500	13,080
Time Warner, Inc.	2,100	35,259
Walt Disney Co.	1,800	50,202

		158,491

Metals & Mining (1.3%)
Freeport-McMoRan Copper & Gold, Inc. Class B	1,000	59,770
Nucor Corp.	400	41,916
Phelps Dodge Corp.	600	48,318

		150,004

Multiline Retail (1.4%)
J.C. Penney Company, Inc.	500	30,205
Nordstrom, Inc.	700	27,426
Wal-Mart Stores, Inc.	2,200	103,928

		161,559

Oil & Gas (9.6%)
Amerada Hess Corp.	400	56,960
Anadarko Petroleum Corp.	600	60,606
Apache Corp.	700	45,857
Burlington Resources, Inc.	400	36,764
Chevron Corp.	3,100	179,707
ConocoPhillips	1,600	101,040
Devon Energy Corp.	1,300	79,521
Exxon Mobil Corp.	5,300	322,558
Marathon Oil Corp.	1,100	83,787
Murphy Oil Corp.	300	14,946
Occidental Petroleum Corp.	800	74,120
Sunoco, Inc.	400	31,028
Valero Energy Corp.	500	29,890

		1,116,784

Personal Products (0.5%)
Estee Lauder Companies, Inc. Class A	1,500	55,785

Pharmaceuticals (6.3%)
Abbott Laboratories	800	33,976
Barr Pharmaceuticals, Inc.*	800	50,384
Eli Lilly & Co.	200	11,060
Endo Pharmaceuticals Holdings, Inc.*	300	9,843
Johnson & Johnson	3,800	225,036
King Pharmaceuticals, Inc.*	2,300	39,675
Merck & Company, Inc.	3,400	119,782
Pfizer, Inc.	9,200	229,264
Wyeth	300	14,556

		733,576

Road & Rail (1.3%)
Burlington Northern Santa Fe Corp.	400	33,332
CSX Corp.	1,200	71,760
Norfolk Southern Corp.	200	10,814

Credit Suisse Trust - Blue Chip Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Road & Rail
Union Pacific Corp.	400	$37,340

		153,246

Semiconductor Equipment & Products (3.7%)
Advanced Micro Devices, Inc.*	600	19,896
Altera Corp.*	1,500	30,960
Freescale Semiconductor, Inc. Class B*	2,500	69,425
Intel Corp.	6,500	125,775
Lam Research Corp.*	800	34,400
Micron Technology, Inc.*	1,900	27,968
Novellus Systemstems, Inc.*	1,300	31,200
QLogic Corp.*	1,900	36,765
Texas Instruments, Inc.	1,800	58,446

		434,835

Software (2.5%)
Autodesk, Inc.*	300	11,556
BMC Software , Inc.*	1,200	25,992
Cadence Design Systems, Inc.*	1,100	20,339
Intuit, Inc.*	800	42,552
Microsoft Corp.	6,900	187,749

		288,188

Specialty Retail (2.3%)
AutoNation, Inc.*	1,300	28,015
Home Depot, Inc.	2,600	109,980
Lowe's Companies, Inc.	900	57,996
Sherwin-Williams Co.	1,400	69,216

		265,207

Textiles & Apparel (0.3%)
VF Corp.	600	34,140

Tobacco (1.2%)
Altria Group, Inc.	1,300	92,118
Loews Corp. - Carolina Group	200	9,454
UST, Inc.	900	37,440

		139,012

TOTAL COMMON STOCKS (Cost $10,005,931)		11,008,750

	Par
	(000)

SHORT-TERM INVESTMENT (0.9%)
State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 4/03/06
(Cost $104,000)	$ 104	104,000

TOTAL INVESTMENTS AT VALUE (95.4%) (Cost $10,109,931)		11,112,750

OTHER ASSETS IN EXCESS OF LIABILITIES (4.6%)		531,152

NET ASSETS (100.0%)		$11,643,902

Credit Suisse Trust - Blue Chip Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

*	Non-income producing security.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $10,109,931, $1,231,741, $(228,922) and $1,002,819, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Small Cap Value Portfolio
Schedule of Investments
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (94.4%)
Aerospace & Defense (0.6%)
DRS Technologies, Inc.	3,470	$190,399

Agriculture (1.8%)
Delta and Pine Land Co.§	18,400	554,944

Auto Components (4.3%)
Accuride Corp.*	43,100	495,650
American Axle & Manufacturing Holdings, Inc.§	17,200	294,636
Proliance International, Inc.*§	23,536	128,507
Visteon Corp.	90,480	416,208

		1,335,001

Banks (11.3%)
Alabama National Bancorp.	5,400	369,360
First Midwest Bancorp, Inc.	8,400	307,188
First Niagara Financial Group, Inc.	30,300	444,198
Independent Bank Corp./MA§	9,890	317,963
NewAlliance Bancshares, Inc.	24,800	357,864
Partners Trust Financial Group, Inc.§	25,500	303,960
Prosperity Bancshares, Inc.§	14,800	447,108
Provident Financial Services, Inc.	23,900	432,590
Sun Bancorp, Inc.*	7,300	142,350
Webster Financial Corp.	7,750	375,565

		3,498,146

Chemicals (1.3%)
Chemtura Corp.	35,100	413,478

Commercial Services & Supplies (4.8%)
Banta Corp.§	12,280	638,315
Viad Corp.	12,500	428,500
Watson Wyatt Worldwide, Inc. Class A§	12,530	408,227

		1,475,042

Construction & Engineering (2.9%)
EMCOR Group, Inc.*	17,900	888,914

Containers & Packaging (1.9%)
AptarGroup, Inc.	307	16,962
Crown Holdings, Inc.*	24,700	438,178
Greif, Inc.	2,100	143,682

		598,822

Distributions & Wholesale (2.2%)
Core-Mark Holding Company, Inc.*§	3,900	149,214
Spectrum Brands, Inc.*§	24,500	532,140

		681,354

Diversified Financials (4.6%)
Apollo Investment Corp.	18,200	324,142
Assured Guaranty, Ltd.	18,600	465,000
National Financial Partners Corp.	8,700	491,724
Patriot Capital Funding, Inc.§	11,900	148,750

		1,429,616

Diversified Telecommunication Services (2.0%)
Eschelon Telecom, Inc.*	17,600	276,848
General Communication, Inc.*	28,800	348,192

		625,040

Electrical Utilities (1.7%)
Empire District Electric Co.§	11,100	246,642
OGE Energy Corp.	9,110	264,190

		510,832

Credit Suisse Trust - Small Cap Value Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Electrical Equipment (1.6%)
Brady Corp.	13,440	$503,462

Electronic Equipment & Instruments (3.5%)
Electro Scientific Industries, Inc.*	11,120	246,086
Roper Industries, Inc.	5,180	251,903
Varian, Inc.*	9,530	392,445
Woodhead Industries, Inc.	11,810	196,046

		1,086,480

Energy Equipment & Services (0.8%)
Union Drilling, Inc.*	16,596	242,634

Food & Drug Retailing (1.5%)
Ruddick Corp.	19,480	473,559

Gas Utilities (1.9%)
South Jersey Industries, Inc.	11,100	302,697
WGL Holdings, Inc.§	9,760	296,899

		599,596

Healthcare Equipment & Supplies (1.1%)
Invacare Corp.	11,060	343,524

Healthcare Providers & Services (3.1%)
Centene Corp.*	4,900	142,933
LifePoint Hospitals, Inc.*	15,000	466,500
Service Corp. International	46,700	364,260

		973,693

Hotels, Restaurants & Leisure (2.6%)
Landry's Restaurants, Inc.§	15,000	529,950
Marcus Corp.§	13,160	262,542

		792,492

Household Durables (2.2%)
Tempur-Pedic International, Inc.*§	26,100	369,315
WCI Communities, Inc.*§	11,100	308,802

		678,117

Household Products (0.3%)
Prestige Brands Holdings, Inc.*§	8,300	101,011

Industrial Conglomerates (3.3%)
Carlisle Companies, Inc.	6,460	528,428
Teleflex, Inc.	6,800	487,084

		1,015,512

Insurance (3.5%)
Argonaut Group, Inc.	11,800	419,490
Hanover Insurance Group, Inc.	9,800	513,716
ProAssurance Corp.*	2,900	150,800

		1,084,006

Internet Software & Services (1.5%)
NETGEAR, Inc.*§	25,000	475,250

IT Consulting & Services (1.7%)
CACI International, Inc. Class A*	8,100	532,575

Machinery (3.5%)
Albany International Corp., Class A	12,200	464,698
Briggs & Stratton Corp.	7,500	265,275

Credit Suisse Trust - Small Cap Value Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Machinery
ESCO Technologies, Inc.*	6,860	$347,459

		1,077,432

Media (4.8%)
Harte-Hanks, Inc.	15,540	425,019
Salem Communications Corp. Class A*§	30,900	463,809
Source Interlink Companies, Inc.*§	53,100	605,340

		1,494,168

Metal & Mining (1.0%)
James River Coal Co.*§	9,500	322,715

Multiline Retail (1.0%)
Bon-Ton Stores, Inc.§	9,400	304,090

Oil & Gas (7.8%)
Comstock Resources, Inc.*	15,600	463,164
Denbury Resources, Inc.*	11,900	376,873
EXCO Resources, Inc.*	20,300	254,359
Forest Oil Corp.	8,300	308,594
KCS Energy, Inc.*§	23,000	598,000
Mariner Energy, Inc.*	6,717	137,766
Range Resources Corp.	10,750	293,582

		2,432,338

Real Estate (3.0%)
Affordable Residential Communities§	15,400	161,700
DiamondRock Hospitality Co	6,500	89,765
Eagle Hospitality Properties Trust, Inc.	34,800	350,784
RAIT Investment Trust§	11,100	313,464

		915,713

Road & Rail (1.9%)
Laidlaw International, Inc.	21,800	592,960

Semiconductor Equipment & Products (0.9%)
Credence Systems Corp.*§	18,200	133,588
Photronics, Inc.*	7,900	148,204

		281,792

Textiles & Apparel (2.5%)
Tommy Hilfiger Corp.	27,100	446,337
Warnaco Group, Inc.*	13,200	316,800

		763,137

TOTAL COMMON STOCKS (Cost $23,232,054)		29,287,844

SHORT-TERM INVESTMENTS (32.2%)
State Street Navigator Prime Fund§§	7,835,138	7,835,138

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.850% 4/03/06	$ 2,160	2,160,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,995,138)		9,995,138

Credit Suisse Trust - Small Cap Value Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Value

TOTAL INVESTMENTS AT VALUE (126.6%) (Cost $33,227,192)	$39,282,982

LIABILITIES IN EXCESS OF OTHER ASSETS (-26.6%)	(8,261,727)

NET ASSETS (100.0%)	$31,021,255

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $33,227,192, $6,528,350, $(472,560) and $6,055,790, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Mid-Cap Growth Portfolio
Schedule of Investments
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (94.8%)
Aerospace & Defense (7.3%)
Alliant Techsystems, Inc.*	5,100	$393,567
Goodrich Corp.	11,300	492,793
L-3 Communications Holdings, Inc.	6,100	523,319
Precision Castparts Corp.	23,400	1,389,960

		2,799,639

Banks (4.2%)
Hudson City Bancorp, Inc.	36,200	481,098
Mellon Financial Corp.	10,800	384,480
Mercantile Bankshares Corp.	7,800	299,910
Northern Trust Corp.	8,800	462,000

		1,627,488

Beverages (1.1%)
Constellation Brands, Inc. Class A*	16,500	413,325

Biotechnology (5.5%)
Amylin Pharmaceuticals, Inc.*§	11,600	567,820
Celgene Corp.*	5,800	256,476
Neurocrine Biosciences, Inc.*§	6,000	387,240
PDL BioPharma, Inc.*§	27,000	885,600

		2,097,136

Chemicals (1.6%)
Monsanto Co.	7,400	627,150

Commercial Services & Supplies (4.1%)
Brink's Co.§	11,900	604,044
Corporate Executive Board Co.	4,000	403,600
Intermec, Inc.*	5,900	180,009
Laureate Education, Inc.*	7,400	395,012

		1,582,665

Communications Equipment (2.3%)
Avaya, Inc.*§	27,900	315,270
Comverse Technology, Inc.*	23,500	552,955

		868,225

Containers & Packaging (0.5%)
Smurfit-Stone Container Corp.*	13,900	188,623

Diversified Financials (4.2%)
American Capital Strategies, Ltd.§	10,700	376,212
National Financial Partners Corp.	5,800	327,816
Nuveen Investments, Inc. Class A§	10,700	515,205
TD Ameritrade Holding Corp.	18,200	379,834

		1,599,067

Electronic Equipment & Instruments (5.0%)
Broadcom Corp. Class A*	14,700	634,452
Intersil Corp. Class A	11,000	318,120
Roper Industries, Inc.	19,800	962,874

		1,915,446

Energy Equipment & Services (3.9%)
Grant Prideco, Inc.*	6,900	295,596
National-Oilwell Varco, Inc.*	11,900	763,028
Smith International, Inc.	10,800	420,768

		1,479,392

Healthcare Equipment & Supplies (4.2%)
Dade Behring Holdings, Inc.	18,400	657,064

Credit Suisse Trust - Mid-Cap Growth Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Healthcare Equipment & Supplies
Hologic, Inc.*	3,500	$193,725
Intuitive Surgical, Inc.*§	1,500	177,000
Varian Medical Systems, Inc.*	10,100	567,216

		1,595,005

Healthcare Providers & Services (5.6%)
Covance, Inc.*	13,000	763,750
Omnicare, Inc.§	17,807	979,207
Quest Diagnostics, Inc.	7,600	389,880

		2,132,837

Hotels, Restaurants & Leisure (5.7%)
Cheesecake Factory, Inc.*	10,600	396,970
Penn National Gaming, Inc.*	20,300	856,254
Royal Caribbean Cruises, Ltd.	5,700	239,514
Starwood Hotels & Resorts Worldwide, Inc.	10,500	711,165

		2,203,903

Household Durables (2.0%)
Snap-On, Inc.	20,100	766,212

Insurance (2.6%)
Genworth Financial, Inc. Class A	27,600	922,668
W.R. Berkley Corp.	1,600	92,896

		1,015,564

Internet Software & Services (1.1%)
Akamai Technologies, Inc.*§	7,200	236,808
CNET Networks, Inc.*§	14,400	204,624

		441,432

IT Consulting & Services (6.2%)
CACI International, Inc. Class A*§	14,900	979,675
Mantech International Corp. Class A*§	5,200	172,744
NAVTEQ Corp.*	15,100	764,815
SRA International, Inc. Class A*§	12,200	460,306

		2,377,540

Leisure Equipment & Products (2.1%)
SCP Pool Corp.§	17,100	802,161

Media (2.7%)
Getty Images, Inc.*§	4,700	351,936
Lamar Advertising Co. Class A*§	1,800	94,716
Univision Communications, Inc. Class A*	17,100	589,437

		1,036,089

Metal & Mining (1.5%)
Peabody Energy Corp.	11,400	574,674

Oil & Gas (4.1%)
Newfield Exploration Co.*	16,700	699,730
Noble Energy, Inc.	6,900	303,048
XTO Energy, Inc.	12,700	553,339

		1,556,117

Personal Products (0.5%)
Alberto-Culver Co.	4,400	194,612

Pharmaceuticals (4.9%)
Barr Pharmaceuticals, Inc.*	6,000	377,880
Endo Pharmaceuticals Holdings, Inc.*	17,100	561,051

Credit Suisse Trust - Mid-Cap Growth Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Pharmaceuticals
Forest Laboratories, Inc.*	20,900	$932,767

		1,871,698

Semiconductor Equipment & Products (1.1%)
Maxim Integrated Products, Inc.	11,200	416,080

Software (3.9%)
Activision, Inc.*	27,221	375,377
Adobe Systems, Inc.*	23,514	821,109
Cerner Corp.*§	6,500	308,425

		1,504,911

Specialty Retail (3.5%)
Circuit City Stores, Inc.	15,300	374,544
Michaels Stores, Inc.	12,900	484,782
Williams-Sonoma, Inc.*	11,400	483,360

		1,342,686

Textiles & Apparel (1.1%)
Coach, Inc.*	11,900	411,502

Wireless Telecommunication Services (2.3%)
American Tower Corp. Class A*	17,900	542,728
Crown Castle International Corp.*	12,200	345,870

		888,598

TOTAL COMMON STOCKS (Cost $28,940,146)		36,329,777

SHORT-TERM INVESTMENTS (27.2%)
State Street Navigator Prime Fund§§	8,383,040	8,383,040
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 4/3/06	$ 2,050	2,050,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,433,040)		10,433,040

TOTAL INVESTMENTS AT VALUE (122.0%) (Cost $39,373,186)		46,762,817

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.0%)		(8,426,930)

NET ASSETS (100.0%)		$38,335,887

Credit Suisse Trust - Mid-Cap Growth Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $39,373,186, $7,566,569, $(176,938) and $7,389,631, respectively.

Other information regarding the Portfolio is available in the Portfolio's most recent Report to Shareholders. This information is also available on the Portfolio's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Trust - Commodity Return Strategy Portfolio Schedule of Investments March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

VARIABLE RATE CORPORATE OBLIGATIONS (14.7%)
Banking (14.7%)
$750	IRBD Global Discount Notes (Cost $748,483)	(NR , NR)	04/17/06	0.000	$748,483

UNITED STATES AGENCY OBLIGATIONS (73.9%)
900	Fannie Mae Discount Notes	(AAA , Aaa)	04/05/06	4.660	899,551
625	Fannie Mae Discount Notes	(AAA , Aaa)	06/21/06	4.770	618,519
750	Federal Farm Credit Discount Notes	(AAA , Aaa)	04/13/06	4.833	748,868
750	Federal Home Loan Bank Discount Notes ‡‡	(AAA , Aaa)	04/12/06	4.620	748,960
750	Freddie Mac Discount Notes	(AAA , Aaa)	04/25/06	4.664	747,670

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,763,355)					3,763,568

UNITED STATES TREASURY OBLIGATION (0.1%)
5	United States Treasury Bills (Cost $4,975)	(AAA , Aaa)	05/11/06	4.525	4,975

SHORT-TERM INVESTMENTS (9.6%)
487	State Street Bank and Trust Co. Euro Time Deposit (Cost $487,000)		04/03/06	3.850	487,000

TOTAL INVESTMENTS AT VALUE (98.3%) (Cost $5,003,813)					5,004,026

OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)					87,967

NET ASSETS (100.0%)					$5,091,993

INVESTMENT ABBREVIATION
NR = Not Rated

Open Futures Contracts
	Number of	Expiration	Contract	Contract	Unrealized
Futures Contracts	Contracts	Date	Amount	Value	Appreciation

US Treasury 5
Year Notes Futures	(2)	06/30/06	$ (209,932)	$ (208,875)	$ 1,057

Total Return Swaps
Unrealized
			Expiration	Notional	Appreciation/
Counterparty	Receive Total Return Based On:	Pay Floating Rate Based On:	Date	Amount	(Depreciation)

AIG Financial Products Corp.	Dow Jones-AIG Commodity Index	1-month U.S.Treasury Bill rate, plus a spread	4/25/06	$ 5,111,210	$ 0

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
‡‡	Collateral segregated for futures contracts.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument to terminate the contract. Securities, options, futures contracts and other assets (including swap and structured agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $5,003,813, $213, $(0), $213, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Emerging Markets Portfolio
Schedule of Investments
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (90.0%)
Argentina (0.3%)
Oil & Gas (0.3%)
Repsol YPF SA ADR*§	24,500	$698,250

TOTAL ARGENTINA		698,250

Brazil (6.6%)
Banks (1.0%)
Banco do Brasil SA	8,700	222,450
Unibanco - Uniao de Bancos Brasileiros SA GDR	27,300	2,017,743

		2,240,193

Beverages (0.1%)
Companhia de Bebidas das Americas ADR§	4,640	174,139

Commercial Services & Supplies (0.5%)
Companhia de Saneamento de Minas Gerais - Copasa MG*	102,800	1,141,380

Diversified Telecommunication Services (0.9%)
Brasil Telecom Participacoes SA	42,900,000	454,575
Brasil Telecom Participacoes SA ADR§	12,600	457,254
Tele Norte Leste Participacoes SA	12,505	276,186
Tele Norte Leste Participacoes SA ADR	56,000	934,080

		2,122,095

Electric Utilities (0.5%)
Obrascon Huarte Lain Brasil SA*	82,600	1,038,874

Food Products (0.7%)
Cosan SA Industria e Comercio*	24,200	1,654,511

Oil & Gas (2.4%)
Petroleo Brasileiro SA - Petrobras ADR§	65,500	5,230,175

Paper & Forest Products (0.3%)
Aracruz Celulose SA ADR§	11,600	614,104

Wireless Telecommunication Services (0.2%)
Vivo Participacoes SA*§	99,700	426,716

TOTAL BRAZIL		14,642,187

Canada (0.9%)
Energy Equipment & Services (0.6%)
Niko Resources, Ltd.	24,900	1,259,301

Metals & Mining (0.3%)
First Quantum Minerals, Ltd.	15,800	650,094

TOTAL CANADA		1,909,395

Chile (1.4%)
Beverages (0.4%)
Compania Cervecerias Unidas SA ADR§	32,300	804,270

Diversified Telecommunication Services (0.3%)
Compania de Telecomunicaciones de Chile SA ADR§	84,000	750,960

Electric Utilities (0.4%)
Enersis SA ADR	78,600	932,196

Water Utilities (0.3%)
Inversiones Aguas Metropolitanas SA ADR Rule 144A*‡	30,100	624,876

TOTAL CHILE		3,112,302

China (6.6%)
Automobiles (0.7%)
Dongfeng Motor Corporation, Ltd. Series H*	3,318,700	1,475,481

Banks (0.8%)
China Construction Bank Series H*	3,898,000	1,815,260

Insurance (1.3%)
China Life Insurance Company, Ltd. Series H*	2,255,000	2,873,289

Credit Suisse Trust - Emerging Markets Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
China
Machinery (0.8%)
Shanghai Electric Group Company, Ltd. Series H*	3,894,000	$1,641,940

Metals & Mining (0.6%)
Angang New Steel Company, Ltd. Series H	1,390,000	1,295,667

Oil & Gas (0.7%)
China Petroleum & Chemical Corp. Series H	2,764,000	1,613,036

Real Estate (0.5%)
New World China Land, Ltd.	1,990,000	1,037,421

Retail (0.6%)
Parkson Retail Group, Ltd.*	440,000	1,332,500

Textiles & Apparel (0.6%)
Ports Design, Ltd.	946,500	1,388,599

TOTAL CHINA		14,473,193

Egypt (1.0%)
Diversified Telecommunication Services (0.5%)
Vodafone Egypt Telecommunications Co. SAE	73,000	1,118,214

Wireless Telecommunication Services (0.5%)
Egyptian Company for Mobile Services (MobiNil)	36,400	1,045,889

TOTAL EGYPT		2,164,103

Hong Kong (2.8%)
Automobiles (0.4%)
Denway Motors, Ltd.	2,208,000	859,079

Oil & Gas (0.8%)
CNOOC, Ltd.	2,107,000	1,640,911

Paper & Forest Products (0.3%)
Nine Dragons Paper Holdings, Ltd.*	803,122	548,535

Real Estate (0.3%)
China Resources Land, Ltd.	950,000	714,842

Wireless Telecommunication Services (1.0%)
China Mobile (Hong Kong), Ltd.	436,500	2,295,202

TOTAL HONG KONG		6,058,569

Hungary (0.8%)
Banks (0.6%)
OTP Bank Rt.	36,300	1,254,469

Oil & Gas (0.2%)
MOL Magyar Olaj-es Gazipari Rt.	5,000	512,869

TOTAL HUNGARY		1,767,338

India (4.9%)
Automobiles (0.3%)
Mahindra & Mahindra, Ltd.*	48,400	681,758

Chemicals (0.4%)
Reliance Industries, Ltd. GDR Rule 144A‡	26,200	923,550

Diversified Financials (0.3%)
ICICI Bank, Ltd. ADR§	26,500	733,520

Diversified Telecommunication Services (0.6%)
Bharti Tele-Ventures, Ltd.*	151,900	1,404,313

Electric Utilities (0.3%)
National Thermal Power Corporation, Ltd.	221,400	667,515

Electrical Equipment (0.8%)
Bharat Heavy Electricals, Ltd.	34,300	1,727,250

Gas Utilities (0.5%)
Gail India, Ltd.	150,600	1,073,768

Credit Suisse Trust - Emerging Markets Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
India
Industrial Conglomerates (0.5%)
Grasim Industries, Ltd.*	24,300	$1,131,082

IT Consulting & Services (1.0%)
Infosys Technologies, Ltd. ADR§	14,100	1,097,826
Tata Consultancy Services, Ltd.	22,622	970,982

		2,068,808

Materials (0.2%)
Hindalco Industries Ltd.	116,500	475,030

TOTAL INDIA		10,886,594

Indonesia (1.4%)
Banks (0.4%)
PT Bank Central Asia	1,805,500	829,833

Wireless Telecommunication Services (1.0%)
PT Telekomunikasi Indonesia Series B	2,952,500	2,241,165

TOTAL INDONESIA		3,070,998

Israel (2.1%)
Banks (0.8%)
Bank Hapoalim, Ltd.	382,400	1,768,105

Electronic Equipment & Instruments (0.4%)
Orbotech, Ltd.*	39,400	970,422

Insurance (0.4%)
Harel Insurance Investments, Ltd.	21,600	886,474

Internet Software & Services (0.5%)
Check Point Software Technologies, Ltd.*	52,100	1,043,042

TOTAL ISRAEL		4,668,043

Malaysia (0.7%)
Food Products (0.7%)
IOI Corporation Berhad	439,100	1,585,629

TOTAL MALAYSIA		1,585,629

Mexico (6.1%)
Beverages (0.5%)
Fomento Economico Mexicano SA de CV ADR	12,777	1,171,140

Construction Materials (0.7%)
Cemex SA de CV ADR	24,381	1,591,592

Diversified Financials (0.4%)
Grupo Financiero Banorte SA de CV Series O	384,300	913,719

Diversified Telecommunication Services (0.4%)
Telefonos de Mexico SA de CV ADR*	39,800	894,704

Food Products (0.7%)
Gruma SA Series B	249,800	726,933
Grupo Bimbo SA de CV Series A	240,100	784,665

		1,511,598

Household Durables (0.5%)
Consorcio ARA SA de CV	230,400	1,025,809

Media (0.5%)
Grupo Televisa SA ADR	54,000	1,074,600

Metals & Mining (0.5%)
Grupo Mexico SA de CV Series B	391,850	1,107,932

Real Estate (0.4%)
Urbi Desarrollos Urbanos SA de CV*	131,324	1,000,610

Transportation Infrastructure (0.1%)
Grupo Aeroportuario del Pacifico SA de CV ADR*§	5,700	182,115

Credit Suisse Trust - Emerging Markets Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Mexico
Wireless Telecommunication Services (1.4%)
America Movil SA de CV ADR Series L	71,074	$2,434,995
America Telecom SA de CV Class A1*	101,700	594,707

		3,029,702

TOTAL MEXICO		13,503,521

Oman (0.5%)
Banks (0.5%)
Bank Muscat SAOG GDR Rule 144A*‡	107,800	1,097,404

TOTAL OMAN		1,097,404

Russia (7.3%)
Banks (1.0%)
Sberbank RF	1,550	2,272,303

Industrial Conglomerates (0.9%)
Mining and Metallurgical Company Norilsk Nickel ADR§	19,600	1,895,320

Oil & Gas (4.0%)
Gazprom ADR	21,200	1,935,596
Lukoil ADR	82,200	6,855,480

		8,791,076

Wireless Telecommunication Services (1.4%)
AO VimpelCom ADR*	40,600	1,746,206
Mobile Telesystems ADR	41,700	1,380,270

		3,126,476

TOTAL RUSSIA		16,085,175

South Africa (10.4%)
Banks (2.0%)
FirstRand, Ltd.	522,082	1,688,431
Standard Bank Group, Ltd.	190,400	2,611,113

		4,299,544

Diversified Financials (0.5%)
African Bank Investments, Ltd.	244,800	1,193,670

Electronic Equipment & Instruments (0.7%)
Reunert, Ltd.	148,100	1,634,693

Food Products (0.4%)
Tiger Brands, Ltd.	33,800	951,518

Household Durables (0.6%)
Steinhoff International Holdings, Ltd.	373,197	1,342,816

Industrial Conglomerates (0.6%)
Bidvest Group, Ltd.	65,400	1,205,743

Insurance (1.0%)
Sanlam, Ltd.	822,550	2,193,117

Metals & Mining (1.4%)
Gold Fields, Ltd.	45,773	999,560
Impala Platinum Holdings, Ltd.	10,800	2,037,496

		3,037,056

Oil & Gas (1.5%)
Sasol	89,400	3,379,956

Specialty Retail (1.7%)
Edgars Consolidated Stores, Ltd.	285,960	1,781,143
JD Group, Ltd.	126,900	1,922,763

		3,703,906

TOTAL SOUTH AFRICA		22,942,019

Credit Suisse Trust - Emerging Markets Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
South Korea (17.5%)
Auto Components (0.3%)
Hyundai Mobis	8,070	$713,285

Automobiles (1.6%)
Hyundai Motor Company, Ltd.	41,010	3,438,669

Banks (3.4%)
Industrial Bank of Korea	112,900	2,085,688
Kookmin Bank	43,310	3,712,008
Shinhan Financial Group Company, Ltd.	36,260	1,616,945

		7,414,641

Construction & Engineering (1.8%)
GS Engineering & Construction Corp.	38,300	2,276,467
Hyundai Development Co.	36,300	1,660,517

		3,936,984

Diversified Financials (0.0%)
Hana Financial Group, Inc.	395	18,700

Household Durables (0.4%)
LG Electronics, Inc.§	12,330	997,246

Insurance (1.0%)
Samsung Fire & Marine Insurance Company, Ltd.*	15,920	2,103,276

Metals & Mining (1.5%)
POSCO ADR	52,000	3,317,600

Multiline Retail (0.9%)
Lotte Shopping Company, Ltd. GDR*	20	403
Shinsegae Company, Ltd.	4,610	2,100,957

		2,101,360

Semiconductor Equipment & Products (6.0%)
Samsung Electronics Company, Ltd.	20,390	13,164,341

Wireless Telecommunication Services (0.6%)
SK Telecom Company, Ltd.	6,600	1,310,285

TOTAL SOUTH KOREA		38,516,387

Taiwan (13.5%)
Banks (0.7%)
Chinatrust Financial Holding Company, Ltd.	2,353,000	1,670,039

Chemicals (0.4%)
Formosa Plastics Corp.	508,050	792,377

Computers & Peripherals (2.0%)
Advantech Company, Ltd.	502,650	1,389,744
Asustek Computer, Inc.	515,000	1,394,593
Chi Mei Optoelectronics Corp. GDR Rule 144A‡	109,941	1,550,166

		4,334,503

Diversified Telecommunication Services (0.6%)
Chunghwa Telecom Company, Ltd.	669,000	1,258,343

Electronic Equipment & Instruments (2.5%)
AU Optronics Corp. ADR§	95,463	1,423,353
Hon Hai Precision Industry Company, Ltd.	664,747	4,101,301

		5,524,654

Insurance (2.5%)
Cathay Financial Holding Company, Ltd.	1,667,000	2,977,624
Shin Kong Financial Holding Company, Ltd.	3,094,299	2,547,736

		5,525,360

Metals & Mining (0.7%)
China Steel Corp.	1,710,000	1,603,125

Credit Suisse Trust - Emerging Markets Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Taiwan
Semiconductor Equipment & Products (4.1%)
MediaTek, Inc.	81,000	$935,326
Taiwan Semiconductor Manufacturing Company, Ltd.	3,400,642	6,669,668
United Microelectronics Corp.	2,125,359	1,337,390

		8,942,384

TOTAL TAIWAN		29,650,785

Thailand (2.5%)
Banks (1.2%)
Krung Thai Bank Public Company, Ltd.	4,283,000	1,200,275
Siam City Bank Public Company, Ltd.	2,086,000	1,302,850

		2,503,125

Construction & Engineering (0.4%)
Italian - Thai Development Public Company, Ltd.	4,877,200	871,488

Real Estate (0.5%)
Land and Houses Public Company, Ltd.	5,420,000	1,132,110

Wireless Telecommunication Services (0.4%)
Advanced Info Service Public Company, Ltd.	385,900	907,825

TOTAL THAILAND		5,414,548

Turkey (2.1%)
Banks (1.6%)
Akbank T.A.S.	211,999	1,779,334
Turkiye Garanti Bankasi AS*	511,033	1,900,374

		3,679,708

Wireless Telecommunication Services (0.5%)
Turkcell Iletisim Hizmetleri AS	165,400	1,055,657

TOTAL TURKEY		4,735,365

United Arab Emirates (0.6%)
Wireless Telecommunication Services (0.6%)
Investcom LLC GDR*	79,800	1,236,900

TOTAL UNITED ARAB EMIRATES		1,236,900

TOTAL COMMON STOCKS (Cost $139,471,180)		198,218,705

PREFERRED STOCKS (6.7%)
Brazil (6.1%)
Banks (0.6%)
Banco Itau Holding Financeira SA	46,600	1,373,998

Beverages (0.3%)
Companhia de Bebidas das Americas ADR	16,000	687,360

Diversified Telecommunication Services (0.9%)
Telemar Norte Leste SA Class A	47,900	1,253,221
Telesp - Telecomunicacoes de Sao Paulo SA	32,400	800,073

		2,053,294

Industrial Conglomerates (1.0%)
Bradespar SA	31,800	1,058,486
Itausa - Investimentos Itau SA	280,496	1,191,455

		2,249,941

Metals & Mining (2.1%)
Companhia Vale do Rio Doce ADR	79,700	3,445,431
Usinas Siderurgicas de Minas Gerais SA Series A	28,800	1,064,775

		4,510,206

Oil & Gas (1.2%)
Petroleo Brasileiro SA - Petrobras ADR§	29,600	2,565,432

TOTAL BRAZIL		13,440,231

Russia (0.6%)
Oil & Gas (0.6%)
Transneft	570	1,301,486

Credit Suisse Trust - Emerging Markets Portfolio
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

PREFERRED STOCKS
TOTAL RUSSIA		$1,301,486

TOTAL PREFERRED STOCKS (Cost $8,275,170)		14,741,717

RIGHT (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd., strike price THB 20.60, expires April 2008*^ (Cost $0)	50,021	0

SHORT-TERM INVESTMENTS (8.5%)
State Street Navigator Prime Fund§§	13,844,884	13,844,884
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 4/3/06	$ 4,836	4,836,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,680,884)		18,680,884

TOTAL INVESTMENTS AT VALUE (105.2%) (Cost $166,427,234)		231,641,306

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.2%)		(11,384,580)

NET ASSETS (100.0%)		$220,256,726

INVESTMENT ABBREVIATIONS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

*	Non-income producing security.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March
31, 2006, these securities amounted to a value of $4,195,996 or 1.91% of net assets.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $166,427,234, $67,865,787, $(2,651,715) and $65,214,072, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Credit Suisse Trust

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  May 26, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  May 26, 2006